Fair Value Disclosures (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financial Assets
Transfers from level 1 to level 2 financial assets	$ 0
Transfers from level 2 to level 1 financial assets	0
Recurring basis | Total
Financial Assets
Total financial assets	4,604,964	4,538,340
Financial Liabilities
Liabilities related to separate accounts	1,509,404	1,468,119
Recurring basis | Total | Fixed maturity securities | United States Government and government agencies and authorities
Financial Assets
Total financial assets	3,120	2,491
Recurring basis | Total | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	53,435	57,063
Recurring basis | Total | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	28,885	36,193
Recurring basis | Total | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets	983	1,943
Recurring basis | Total | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	7,022	10,171
Recurring basis | Total | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	87,214	104,798
Recurring basis | Total | Fixed maturity securities | Corporate
Financial Assets
Total financial assets	2,744,841	2,653,275
Recurring basis | Total | Equity securities | Common stocks
Financial Assets
Total financial assets	297	169
Recurring basis | Total | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	90,796	80,712
Recurring basis | Total | Short-term investments
Financial Assets
Total financial assets	40,317	82,664
Recurring basis | Total | Collateral held/pledged under securities agreements
Financial Assets
Total financial assets	33,540	31,666
Recurring basis | Total | Cash equivalents
Financial Assets
Total financial assets		2,049
Recurring basis | Total | Other assets
Financial Assets
Total financial assets	5,110	7,027
Recurring basis | Total | Assets held in separate accounts
Financial Assets
Total financial assets	1,509,404	1,468,119
Recurring basis | Level 1
Financial Assets
Total financial assets	1,508,729	1,492,208
Financial Liabilities
Liabilities related to separate accounts	1,437,165	1,383,928
Recurring basis | Level 1 | Fixed maturity securities | United States Government and government agencies and authorities
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Fixed maturity securities | Corporate
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Equity securities | Common stocks
Financial Assets
Total financial assets	297	169
Recurring basis | Level 1 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Short-term investments
Financial Assets
Total financial assets	40,317	82,664
Recurring basis | Level 1 | Collateral held/pledged under securities agreements
Financial Assets
Total financial assets	30,950	23,398
Recurring basis | Level 1 | Cash equivalents
Financial Assets
Total financial assets		2,049
Recurring basis | Level 1 | Other assets
Financial Assets
Total financial assets	0	0
Recurring basis | Level 1 | Assets held in separate accounts
Financial Assets
Total financial assets	1,437,165	1,383,928
Recurring basis | Level 2
Financial Assets
Total financial assets	3,056,391	3,007,402
Financial Liabilities
Liabilities related to separate accounts	72,239	84,191
Recurring basis | Level 2 | Fixed maturity securities | United States Government and government agencies and authorities
Financial Assets
Total financial assets	3,120	2,491
Recurring basis | Level 2 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	53,435	57,063
Recurring basis | Level 2 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	28,316	35,658
Recurring basis | Level 2 | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets	983	1,943
Recurring basis | Level 2 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	6,384	9,719
Recurring basis | Level 2 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	86,073	104,798
Recurring basis | Level 2 | Fixed maturity securities | Corporate
Financial Assets
Total financial assets	2,712,465	2,622,569
Recurring basis | Level 2 | Equity securities | Common stocks
Financial Assets
Total financial assets	0	0
Recurring basis | Level 2 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	90,786	80,702
Recurring basis | Level 2 | Short-term investments
Financial Assets
Total financial assets	0	0
Recurring basis | Level 2 | Collateral held/pledged under securities agreements
Financial Assets
Total financial assets	2,590	8,268
Recurring basis | Level 2 | Cash equivalents
Financial Assets
Total financial assets		0
Recurring basis | Level 2 | Other assets
Financial Assets
Total financial assets	0	0
Recurring basis | Level 2 | Assets held in separate accounts
Financial Assets
Total financial assets	72,239	84,191
Recurring basis | Level 3
Financial Assets
Total financial assets	39,844	38,730
Financial Liabilities
Liabilities related to separate accounts	0	0
Recurring basis | Level 3 | Fixed maturity securities | United States Government and government agencies and authorities
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Fixed maturity securities | States, municipalities and political subdivisions
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Fixed maturity securities | Foreign governments
Financial Assets
Total financial assets	569	535
Recurring basis | Level 3 | Fixed maturity securities | Asset-backed
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Fixed maturity securities | Commercial mortgage-backed
Financial Assets
Total financial assets	638	452
Recurring basis | Level 3 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Total financial assets	1,141	0
Recurring basis | Level 3 | Fixed maturity securities | Corporate
Financial Assets
Total financial assets	32,376	30,706
Recurring basis | Level 3 | Equity securities | Common stocks
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Equity securities | Non-redeemable preferred stocks
Financial Assets
Total financial assets	10	10
Recurring basis | Level 3 | Short-term investments
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Collateral held/pledged under securities agreements
Financial Assets
Total financial assets	0	0
Recurring basis | Level 3 | Cash equivalents
Financial Assets
Total financial assets		0
Recurring basis | Level 3 | Other assets
Financial Assets
Total financial assets	5,110	7,027
Recurring basis | Level 3 | Assets held in separate accounts
Financial Assets
Total financial assets	$ 0	$ 0